INTANGIBLES AND GOODWILL	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES AND GOODWILL

8. INTANGIBLE ASSETS AND GOODWILL

Intangibles

Intangible assets on the Company’s condensed consolidated balance sheets are the result of the Viventia Acquisition in September 2016. The following table sets forth the composition of intangible assets as of June 30, 2022 and December 31, 2021 (in thousands):

		December 31,
	June 30, 2022	2021
IPR&D intangible assets:
Vicineum European Union rights	$—	$14,700
Total Intangibles	$—	$14,700

The fair value of the acquired intangible assets for the European Union (“EU”) rights of Vicineum is determined using a risk-adjusted discounted cash flow approach, which includes probability adjustments for projected revenues and operating expenses based on the success rates assigned to each stage of development for each geographical region; as well as discount rates applied to the projected cash flows. In August 2021, the Company received a CRL from the FDA regarding its BLA for Vicineum for the treatment of BCG-unresponsive NMIBC, the Company’s former lead product candidate. In the CRL, the FDA determined that it could not approve the BLA for Vicineum in its present form and provided recommendations specific to additional clinical/statistical data and analyses in addition to CMC issues pertaining to a recent pre-approval inspection and product quality. Also in August 2021, the Company withdrew its marketing authorization application (“MAA”) to the European Medicines Agency (the “EMA”) for Vysyneum™ for the treatment of BCG-unresponsive NMIBC in order to pause its plans to pursue regulatory approval of Vysyneum in the EU until there was more clarity from the FDA on next steps for Vicineum in the United States. Vysyneum is the proprietary brand name that was conditionally approved by the EMA for oportuzumab monatox in the EU. Given the inherent uncertainty in the development plans for Vicineum as a result of the CRL and the Company’s withdrawal of its MAA, an impairment analysis was conducted in the third quarter of 2021, which concluded that the carrying value of the Company’s intangible asset of Vicineum US rights was fully impaired as of September 30, 2021. The $31.7 million of impairment charges as of September 30, 2021 were due to delays in the expected start of commercialization and lower probabilities of success, combined with higher operating expenses expected to be incurred prior to commercialization, resulting in lower expected future cash flows estimated in the US market. At that time, management assessed that the carrying value of the Vicineum EU rights was not at significant risk of impairment in the future within the current range of commercialization timelines and probability of success assumptions. This was primarily due to the fact that the EU asset was burdened with significantly less expense than the US asset, as the Company’s strategic operating plan was to sublicense Vicineum to business development partners in all regions outside the US, including the EU, with it earning a potential combination of upfront, milestone, and royalty payments, and the business development partner bearing the majority of regulatory and commercialization costs.

During the second quarter of 2022, the Company observed an evolution of the current market treatment paradigm in NMIBC, with substantial uptake of intravesical chemotherapy (monotherapy and combination therapy) during the ongoing BCG shortage. The Company has also experienced a sustained decline in its share price and a resulting decrease in our market capitalization. On July 15, 2022 the Company made the strategic decision to voluntarily pause further development in the US of Vicineum and intends to seek a partner for the further development of Vicineum. The decision was based on a thorough reassessment of Vicineum, which included the incremental development timeline and associated costs for an additional Phase 3 clinical trial for the treatment of NMIBC, following recent discussions with the FDA and the updated market data obtained through market research during the ongoing BCG shortage. Management updated the discounted cash flow model using the market participant approach and considered preliminary terms of a potential partnering deal to conclude the fair value of EU asset. The Company concluded that the carrying value of the Company’s intangible asset of Vicineum EU rights of $14.7 million was fully impaired and written off as of June 30, 2022. The weighted average cost of capital used in the Company’s most recent impairment test, which was 24.5%, was risk-adjusted to reflect the specific risk profile of the reporting unit. Management used considerable judgment to determine key assumptions, including projected revenue and appropriate discount rates, which are classified as level 3 in fair value measurement.

Goodwill

Goodwill on the Company’s condensed consolidated balance sheets is the result of the Viventia Acquisition in September 2016. During the second quarter of 2022 the Company observed continued trends in the Company’s market capitalization as compared to the carrying value of its single reporting unit as well as changes in certain assumptions in the fair value of the business including market share, length and cost of a clinical study, and time to potential market launch. The Company identified these changes as potential impairment indicators and performed a quantitative impairment analysis, in advance of the Company’s typical annual assessment date of October 1. The Company reassessed the underlying assumptions used to develop its revenue projections, which were then used as significant inputs to determine the fair value of equity. Management updated its revenue forecast models based on further launch delays in both the US and outside the US (“OUS”) regions. The Company also recently observed an evolution of the current treatment paradigm in NMIBC, with substantial uptake of intravesical chemotherapy (monotherapy and combination therapy) during the ongoing BCG shortage resulting in lower projected peak market share for Vicineum. Management also considered other factors including the preliminary valuations of strategic alternatives during the fair value assessment. As a result of the interim impairment test, the Company concluded that the carrying value of its goodwill of $13.1 million was fully impaired as of June 30, 2022. The weighted average cost of capital used in the Company’s most recent impairment test, which was 24.5%, was risk-adjusted to reflect the specific risk profile of the reporting unit. Management used considerable judgment to determine key assumptions, including projected revenue and appropriate discount rates, which are classified as level 3 in fair value measurement.

The following table sets forth a summary of the change in goodwill as of June 30, 2022 and December 31, 2021 (in thousands).

Balance at December 31, 2021	$13,064
Impairment loss	(13,064)
Balance at June 30, 2022	$—

8.  INTANGIBLES AND GOODWILL

Intangibles

Intangible assets on the Company’s consolidated balance sheet are the result of the Viventia Acquisition in September 2016. The following table sets forth the composition of intangible assets as of December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
IPR&D intangible assets:
Vicineum United States rights	$—	$31,700
Vicineum European Union rights	14,700	14,700
Total Intangibles	$14,700	$46,400

The fair value of the acquired intangible assets for the US and EU rights of Vicineum is determined using a risk-adjusted discounted cash flow approach, which includes probability adjustments for projected revenues and operating expenses based on the success rates assigned to each stage of development for each geographical region; as well as discount rates applied to the projected cash flows. In August 2021, the Company received a CRL from the FDA regarding its BLA for Vicineum for the treatment of NMIBC, the Company’s lead product candidate. In the CRL, the FDA determined that it could not approve the BLA for Vicineum in its present form and provided recommendations specific to additional clinical/statistical data and analyses in addition to CMC issues pertaining to a recent pre-approval inspection and product quality. Given the inherent uncertainty in the development plans for Vicineum as a result of the CRL and the Company’s withdrawal of its MAA, an impairment analysis was conducted in the third quarter of 2021, which concluded that the carrying value of the Company’s intangible asset of Vicineum United States rights was fully impaired as of September 30, 2021. The $31.7 million of impairment charges as of September 30, 2021 are due to delays in the expected start of commercialization and lower probabilities of success, combined with higher operating expenses expected to be incurred prior to commercialization, resulting in lower expected future cash flows estimated in the US market. At this time, management has assessed that the carrying value of the Vicineum EU rights is not at significant risk of impairment in the future within the current range of commercialization timelines and POS assumptions. This is primarily due to the fact that the Company expects the Vicineum sales outside of the US to be two to three times the expected sales volume in the US, based on management’s reassessment of the total addressable global market for high-risk NMIBC during the quarter ended June 30, 2019, wherein management determined that both the global market size and the estimated potential Vicineum commercial sales within the global market were likely higher than the Company’s previous estimate. In addition, the EU asset is burdened with significantly less expense than the US asset, as the Company’s strategic operating plan is to sublicense Vicineum to business development partners in all regions outside the US, including the EU, with it earning a potential combination of upfront, milestone, and royalty payments, and the business development partner bearing the majority of regulatory and commercialization costs.

In October and December 2021, we participated in a CMC Type A Meeting and a Clinical Type A Meeting, respectively, with the FDA to discuss issues raised in the CRL and to discuss design elements of an additional Phase 3 clinical trial for Vicineum, which the FDA confirmed will be required for a potential resubmission of a BLA. Following these Type A Meetings, we believe we have greater clarity of the requirements for potential resubmission of a BLA. We have a Type C Meeting scheduled with the FDA for March 28, 2022, in which we expect to discuss the study protocol for the additional Phase 3 clinical trial that we plan to conduct for potential resubmission of our a BLA for Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG.

The Company performed the annual impairment test, which incorporated the impact of the CRL and the subsequent Type A Meetings in the fourth quarter of 2021 and concluded that the carrying value of the Company’s intangible asset of Vicineum EU rights was not impaired as of December 31, 2021.

The Company did not recognize any impairment charges during the year ended December 31, 2020.

Goodwill

Goodwill on the Company’s consolidated balance sheet is the result of the Viventia Acquisition in September 2016. Goodwill had a carrying value of $13.1 million as of December 31, 2021 and 2020. Given the inherent uncertainty in the development plans for Vicineum as a result of the CRL and the Company’s withdrawal of its MAA, a quantitative impairment analysis was conducted during the third quarter of 2021, in advance of the Company’s typical annual assessment date of October 1. While an impairment was recognized in one of its intangible assets, Vicineum US Rights, the Company concluded that the carrying value of its goodwill of $13.1 million was not impaired as of September 30, 2021, with the fair value of equity of the reporting unit exceeding the estimated carrying value of the reporting unit by approximately 45%.

In October and December 2021, we participated in a CMC Type A Meeting and a Clinical Type A Meeting, respectively, with the FDA to discuss issues raised in the CRL and to discuss design elements of an additional Phase 3 clinical trial for Vicineum, which the FDA confirmed will be required for a potential resubmission of a BLA. Following these Type A Meetings, we believe we have greater clarity of the requirements for potential resubmission of a BLA. We have a Type C Meeting scheduled with the FDA for March 28, 2022, in which we expect to discuss the study protocol for the additional Phase 3 clinical trial that we plan to conduct for potential resubmission of our a BLA for Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG. The Company performed the annual impairment test, which incorporated the impact of the CRL and the subsequent Type A Meetings in the fourth quarter of 2021 and concluded that there was no goodwill impairment as of December 31, 2021. The Company believes it has sufficient future cash flows from additional geographic regions outside the US to support the value of its goodwill. The Company projects future cash flows based on various timeline assumptions and applies a probability to each outcome based on management’s best estimate. In addition, probabilities of success in achieving certain clinical and regulatory success in the Company’s current development profile (ranging from 45% to 55% globally) also have a material effect on the estimated fair value of its reporting unit as of the impairment assessment date. The Company will continue to evaluate its timelines for commercialization and probability of success of development of Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG.

Based on the annual testing and quarterly reviews performed, the Company concluded that there was no goodwill impairment during the year ended December 31, 2020.